Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

Subsequent events have been evaluated through March 14, 2018, the original issuance date of this report.

On January 17, 2018, we announced the confidential submission of a draft registration statement on Form S-1 to the SEC relating to the proposed initial public offering of our common stock. The number of shares of common stock to be sold and the price range for the proposed offering have not yet been determined.